Group statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year	$ 628	$ 750	$ 376
Items that may be subsequently reclassified to profit or loss:
(Losses)/gains on cash flow hedges, including related tax charge of $11m (2023: $nil, 2022: $2m credit)	(124)	(30)	35
(Losses)/gains on net investment hedges	(7)	15	(6)
Costs of hedging	(11)	0	3
Hedging losses/(gains) reclassified to financial expenses	165	28	(43)
Exchange gains/(losses) on retranslation of foreign operations, including related tax charge of $2m (2023: $4m charge, 2022: $5m credit)	4	(137)	187
Total items that may be subsequently reclassified to profit or loss	27	(124)	176
Items that will not be reclassified to profit or loss:
Gains/(losses) on equity instruments classified as fair value through other comprehensive income, including related tax of $nil (2023: $1m charge, 2022: $2m credit)	2	(3)	1
Re-measurement gains/(losses) on defined benefit plans, including related tax of $nil (2023: $nil, 2022: $6m charge)	4	(2)	15
Total items that will not be reclassified to profit or loss	6	(5)	16
Total other comprehensive income/(loss) for the year	33	(129)	192
Total comprehensive income for the year	661	621	568
Attributable to:
Equity holders of the parent	661	621	568
Non-controlling interest	0	0	0
Total comprehensive income for the year	$ 661	$ 621	$ 568